Benefit Plans 6 (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Pension Benefits [Member]
Estimated future benefit payments
2012	$ 6,200
2013	5,900
2014	5,700
2015	4,500
2016	1,700
2017 through 2021	15,200
Retiree Health Care Benefits [Member]
Estimated future benefit payments
2012	240
2013	240
2014	240
2015	240
2016	260
2017 through 2021	$ 1,420